Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Tax Liabilities
Other tax liabilities, current	€ 540	€ 568
Other non-financial liabilities, current	€ 4,120	€ 3,982
Other tax liabilities as % of other non-financial liabilities, current	13.00%	14.00%
Other tax liabilities, non-current	€ 0	€ 0
Other non-financial liabilities, non-current	€ 501	€ 514
Other tax liabilities as % of other non-financial liabilities, non-current	0.00%	0.00%
Other taxes	€ 540	€ 568
Other non-financial liabilities	€ 4,621	€ 4,496
Other tax liabilities as % of other non-financial liabilities	12.00%	13.00%